united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered management investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2735

Date of fiscal year end:	12/31

Date of reporting period:	6/30/21

Item 1. Reports to Stockholders.

2021
Semi - Annual Report
AL FRANK FUND

Semi-Annual Report – Shareholder Letter

Although the advent of summer has not treated stocks well, especially those of the Value variety, the equity markets turned in a terrific first half of 2021, led by those very same Value holdings. Indeed, the six-month performance race very much favored inexpensively priced companies with the Russell 3000 Value index returning a robust 17.67%, compared to an advance of 12.71% for the Russell 3000 Growth index. For their part, the Al Frank Fund Investor Class (VALUX) and Advisor Class (VALAX) enjoyed respective returns of 19.54% and 19.70% for the first six months of 2021, while the broad-based Russell 3000 index gained 15.11%.

Reasons for the rally were plentiful, though better news on the health front with the COVID-19 vaccines proving very effective at warding off worse outcomes was the primary contributor. That is because economies around the world reopened, which triggered a substantial rebound in global GDP growth, with the U.S. seeing a 6.4% increase in Q1 and current estimates for Q2 standing north of 7%.

Not surprisingly, the improved economy, no doubt goosed by pent-up demand, substantial support from global central bankers and significant stimulus from Washington, contributed to terrific corporate profit comparisons, especially for stocks of cyclical companies, many of which we hold in The Al Frank Fund. For example, relative to the Russell 3000 index, the returns for VALUX were aided by an overweight position in the Financial sector and underweight positions in Utilities, Health Care and Information Technology, those last three far less cyclical than the first. We also note that an underweight position in the highly cyclical Energy sector was a drag on relative performance as was our modest cash position.

A bigger contributor to returns versus the Russell 3000 in the first six months of 2021 was our stock selection as relatively better performance for our holdings in the Consumer Discretionary, Financial, Information Technology and Industrial sectors led the charge. Selection within the Energy and Communication Services sectors held back relative performance. Looking at specific stocks, Capital One Financial, Seagate Technology, Goldman Sachs, Foot Locker and Apple were the largest contributors to total return on an absolute basis, while Qualcomm, Walt Disney, Walmart, Verizon Communications and Cohu were the biggest negative contributors.

As we look to the balance of 2021 and beyond, it is not a huge surprise to see Value take a breather, given the incredible run over the last year. No doubt, concerns about the COVID-19 Delta variant contributed to the round of profit-taking in the Value space, as questions arose about the pace of the reopening of economies around the world, while there were a handful of mixed domestic economic readings and uncertainty about the timing of any changes in the Federal Reserve’s highly accommodative approach to monetary policy.

But we view those worries as transitory, to borrow the buzzword utilized these days by Jerome H. Powell & Co. to describe the Fed’s view of the current inflationary pressures. While the Delta variant has led to an increase in COVID-19 cases, the number of hospitalizations and deaths have yet to spike as they did in 2020 and earlier this year, thanks to the vaccines and the fact that nearly half of the U.S. population has had their full set of doses. True, new mask mandates, even for the fully vaccinated, are disconcerting, but the U.S. and global economies should continue to see a strong recovery from the ugly 2020 this year and next.

In fact, Federal Reserve Board members and Federal Reserve Bank presidents in June hiked projections for real U.S. GDP growth to 7.0% in 2021, up from a 6.5% median estimate in March, with 3.3% growth estimated for 2022. To be sure, those same folks caused investor consternation with their expectations for the target for the Fed Funds rate as the dot plots suggested two rate hikes could be on the table in 2023, earlier than some market watchers had predicted.

Of course, history shows that a stronger economy is good for Value stocks, given healthier corporate profit growth. Standard & Poor’s (as of July 15, 2021) estimates that operating EPS for the S&P 500 will soar 55% this year to $189.83, up from $122.37 in 2020, with another 11.2% increase in 2022 to $211.18. Anything close to those numbers, we believe, would lead to much higher equity prices than what we are seeing as of this writing.

That does not mean that there won’t be scary downturns in our future. After all, 5% setbacks have taken place three times per year on average and 10% corrections have happened every 0.9 years. We are always braced for volatility, but we continue to think the stocks that we own in The Al Frank Fund are reasonably priced, especially given the extraordinarily low interest rate environment, while history continues to show that time in the market trumps market timing.

We know that many have great difficulty in maintaining faith through thick and thin, so we constantly endeavor to provide historical evidence and analysis to keep folks on the path to achieving their long-term investment objectives. This is the case when the equity markets are doing poorly AND when they are performing well. And sometimes the latter makes it harder to stay disciplined as the siren songs of the doom-and-gloom purveyors are not easy to resist, with many worried these days that potentially higher interest and inflation rates, not to mention increases in personal income and capital gains taxes, could be catalysts for losses in stocks, despite historical data, on average, to the contrary.

While there is never an assurance that past is prologue, we continue to believe that those who stick with stocks through thick and thin will be rewarded in the fullness of time. Indeed, just since the end of the Great Financial Crisis in 2009, equites have managed to show handsome appreciation despite the Flash

Crash, the Japan Tsunami, Standard & Poor’s downgrading the U.S. credit rating, Hurricane Sandy, the Taper Tantrum, the Ebola Scare, the Greek debt default, Brexit and the Trump victory and trade war, to name just a few of the headwinds overcome.

With more than 22 years of managing The Al Frank Fund, not to mention our 44 years of publishing The Prudent Speculator newsletter, we see no reason today to alter our disciplined approach. We remain comfortable in our basic risk mitigation tools of patiently buying and seeking to harvest a broadly diversified portfolio of what we believe are undervalued stocks, generally of dividend-paying companies, while modestly ebbing and flowing our cash position.

We appreciate the loyalty and trust you have put in our management and we do not take the market gyrations lightly. We are invested right alongside our Al Frank Fund shareholders!

13205225-UFD-07202021

Al Frank Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Month	One Year	Five Year	Ten Year	(1/2/98)	(4/30/06)
Al Frank Fund - Investor Class**	19.54%	54.50%	15.27%	11.50%	10.78%	N/A
Al Frank Fund - Advisor Class***	19.70%	54.90%	15.56%	11.78%	N/A	7.67%
S&P 500® Total Return Index****	15.25%	40.79%	17.65%	14.84%	8.54%	10.40%
Russell 3000® Total Return Index*****	15.11%	44.16%	17.89%	14.70%	8.76%	10.43%

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would have been reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, returns would have been reduced.

*	Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data for the most recent month-end is available at www.alfrankfunds.com. The Fund’s total annual operating expenses are 1.68% for the Investor Class and 1.43% for the Advisor Class, respectively, per the May 1, 2021 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.49% for the Investor Class and 1.24% for the Advisor Class, respectively.

**	Commencement of operations on January 2, 1998.

***	Commencement of operations on April 30, 2006.

****	The S&P Total Return 500® Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. You cannot invest directly in an index.

*****	The Russell 3000® Total Return Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization. You cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2021	% of Net Assets
Information Technology	22.8%
Financials	16.3%
Industrials	13.2%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	7.4%
Materials	5.2%
Consumer Staples	4.6%
Real Estate	3.5%
Energy	2.2%
Utilities	0.4%
Other, Cash & Cash Equivalents	2.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.5%
	COMMUNICATION SERVICES — 7.4%
	CABLE & SATELLITE - 1.4%
20,000	Comcast Corporation, Class A	$1,140,400

	ENTERTAINMENT CONTENT - 2.1%
10,000	Walt Disney Company (The)(a)	1,757,700

	INTERNET MEDIA & SERVICES - 2.5%
800	Alphabet, Inc., Class C(a)	2,005,056

	TELECOMMUNICATIONS - 1.4%
17,000	AT&T, Inc.	489,260
11,000	Verizon Communications, Inc.	616,330
		1,105,590

	TOTAL COMMUNICATION SERVICES (Cost $2,277,480)	6,008,746

	CONSUMER DISCRETIONARY — 11.4%
	AUTOMOTIVE - 1.6%
22,500	General Motors Company(a)	1,331,325

	HOME & OFFICE PRODUCTS - 1.5%
5,500	Whirlpool Corporation	1,199,110

	HOME CONSTRUCTION - 1.6%
25,000	MDC Holdings, Inc.	1,265,000

	LEISURE FACILITIES & SERVICES - 1.0%
10,000	Royal Caribbean Cruises Ltd.(a)	852,800

	RETAIL - CONSUMER STAPLES - 1.8%
6,000	Target Corporation	1,450,440

	RETAIL - DISCRETIONARY - 3.9%
20,000	Foot Locker, Inc.	1,232,600

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	CONSUMER DISCRETIONARY — 11.4% (Continued)
	RETAIL - DISCRETIONARY - 3.9% (Continued)
18,500	Kohl’s Corporation	$1,019,535
25,000	Nordstrom, Inc.(a)	914,250
		3,166,385

	TOTAL CONSUMER DISCRETIONARY (Cost $3,768,861)	9,265,060

	CONSUMER STAPLES — 4.6%
	FOOD - 1.0%
11,000	Tyson Foods, Inc., Class A	811,360

	RETAIL - CONSUMER STAPLES - 2.3%
20,000	Kroger Company (The)	766,200
7,500	Walmart, Inc.	1,057,650
		1,823,850
	WHOLESALE - CONSUMER STAPLES - 1.3%
18,000	Archer-Daniels-Midland Company	1,090,800

	TOTAL CONSUMER STAPLES (Cost $1,388,290)	3,726,010

	ENERGY — 2.2%
	OIL & GAS PRODUCERS - 1.7%
11,500	Exxon Mobil Corporation	725,420
14,000	TotalEnergies S.E. - ADR	633,640
		1,359,060
	TRANSPORTATION & LOGISTICS - 0.5%
58,000	SFL Corp Ltd.	443,700

	TOTAL ENERGY (Cost $1,896,985)	1,802,760

	FINANCIALS — 16.3%
	BANKING - 9.5%
30,000	Bank of America Corporation	1,236,900

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	FINANCIALS — 16.3% (Continued)
	BANKING - 9.5% (Continued)
30,000	Fifth Third Bancorp	$1,146,900
12,500	JPMorgan Chase & Company	1,944,250
60,000	Old National Bancorp	1,056,600
6,000	PNC Financial Services Group, Inc. (The)	1,144,560
22,000	Truist Financial Corporation	1,221,000
		7,750,210
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
4,500	Goldman Sachs Group, Inc. (The)	1,707,885

	INSURANCE - 2.8%
18,000	MetLife, Inc.	1,077,300
11,500	Prudential Financial, Inc.	1,178,405
		2,255,705
	SPECIALTY FINANCE - 1.9%
10,000	Capital One Financial Corporation	1,546,900

	TOTAL FINANCIALS (Cost $5,535,984)	13,260,700

	HEALTH CARE — 10.5%
	BIOTECH & PHARMA - 5.8%
5,500	Amgen, Inc.	1,340,625
2,500	Biogen, Inc.(a)	865,675
7,500	Johnson & Johnson	1,235,550
8,000	Merck & Company, Inc.	622,160
800	Organon & Company(a)	24,208
15,000	Pfizer, Inc.	587,400
1,861	Viatris, Inc.	26,594
		4,702,212
	HEALTH CARE FACILITIES & SERVICES - 1.4%
11,200	Cardinal Health, Inc.	639,408
6,702	CVS Health Corporation	559,215
1	Encompass Health Corporation	78
		1,198,701

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	HEALTH CARE — 10.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3%
8,500	Abbott Laboratories	$985,405
7,000	Medtronic PLC	868,910
5,000	Zimmer Biomet Holdings, Inc.	804,100
		2,658,415

	TOTAL HEALTH CARE (Cost $5,234,101)	8,559,328

	INDUSTRIALS — 13.2%
	AEROSPACE & DEFENSE - 0.9%
2,000	Lockheed Martin Corporation	756,700

	COMMERCIAL SUPPORT SERVICES - 1.8%
12,000	ManpowerGroup, Inc.	1,426,920

	DIVERSIFIED INDUSTRIALS - 1.5%
8,000	Eaton Corp PLC	1,185,440

	ELECTRICAL EQUIPMENT - 1.1%
4,700	Acuity Brands, Inc.	879,041

	MACHINERY - 3.3%
6,500	Caterpillar, Inc.	1,414,595
3,734	Deere & Company	1,317,019
		2,731,614
	TRANSPORTATION & LOGISTICS - 3.3%
4,500	FedEx Corporation	1,342,485
5,000	Norfolk Southern Corporation	1,327,050
		2,669,535
	TRANSPORTATION EQUIPMENT - 1.3%
4,500	Cummins, Inc.	1,097,145

	TOTAL INDUSTRIALS (Cost $4,408,823)	10,746,395

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	INFORMATION TECHNOLOGY — 22.8%
	SEMICONDUCTORS - 6.1%
25,000	Cohu, Inc.(a)	$919,750
18,000	Intel Corporation	1,010,520
2,500	Lam Research Corporation	1,626,750
10,000	QUALCOMM, Inc.	1,429,300
		4,986,320
	SOFTWARE - 5.1%
7,000	Microsoft Corporation	1,896,300
36,000	NortonLifeLock, Inc.	979,920
16,500	Oracle Corporation	1,284,360
		4,160,580
	TECHNOLOGY HARDWARE - 10.3%
14,000	Apple, Inc.	1,917,439
15,500	Benchmark Electronics, Inc.	441,130
18,000	Cisco Systems, Inc.	954,000
32,500	Corning, Inc.	1,329,250
10,000	Jabil, Inc.	581,200
30,000	Juniper Networks, Inc.	820,500
11,000	NetApp, Inc.	900,020
16,000	Seagate Technology Holdings plc	1,406,880
		8,350,419
	TECHNOLOGY SERVICES - 1.3%
7,100	International Business Machines Corporation	1,040,789

	TOTAL INFORMATION TECHNOLOGY (Cost $6,264,450)	18,538,108

	MATERIALS — 5.2%
	CHEMICALS - 2.6%
6,000	Albemarle Corporation	1,010,760
7,500	Celanese Corporation	1,137,000
		2,147,760
	CONTAINERS & PACKAGING - 1.6%
20,500	International Paper Company	1,256,855

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	MATERIALS — 5.2% (Continued)
	METALS & MINING - 1.0%
13,000	Newmont Corporation	$823,940

	TOTAL MATERIALS (Cost $1,898,727)	4,228,555

	REAL ESTATE — 3.5%
	DATA CENTER REIT - 1.3%
7,000	Digital Realty Trust, Inc.	1,053,220

	HEALTH CARE REIT - 0.9%
40,000	Physicians Realty Trust	738,800

	RETAIL REIT - 1.3%
50,000	Kimco Realty Corporation	1,042,500

	TOTAL REAL ESTATE (Cost $2,010,128)	2,834,520

	UTILITIES — 0.4%
	ELECTRIC UTILITIES - 0.4%
4,000	Pinnacle West Capital Corporation	327,880

	TOTAL UTILITIES (Cost $321,726)	327,880

	TOTAL COMMON STOCKS (Cost $35,005,555)	79,298,062

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
2,044,358	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $2,044,358)(b)	2,044,358

	TOTAL INVESTMENTS - 100.0% (Cost $37,049,913)	$81,342,420
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(9,870)
	NET ASSETS - 100.0%	$81,332,446

ADR - American Depositary Receipt

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2021.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

ASSETS
Investment securities:
At cost	$37,049,913
At value	$81,342,420
Receivable for Fund shares sold	4,500
Dividends and interest receivable	63,501
Prepaid expenses & other assets	16,159
TOTAL ASSETS	81,426,580

LIABILITIES
Payable for Fund shares redeemed	133
Investment advisory fees payable	57,354
Distribution (12b-1) fees payable	15,429
Payable to Related Parties	2,708
Accrued expenses and other liabilities	18,490
TOTAL LIABILITIES	94,114
NET ASSETS	$81,332,466

Net Assets Consist Of:
Paid in capital	$33,490,773
Accumulated earnings	47,841,693
NET ASSETS	$81,332,466

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$76,847,847
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,584,573
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$29.73

Advisor Class Shares:
Net Assets	$4,484,619
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	150,325
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$29.83

(a)	Redemptions of shares held 60 days or less may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months ended June 30, 2021

INVESTMENT INCOME
Dividends *	$829,516
Interest	92
TOTAL INVESTMENT INCOME	829,608

EXPENSES
Investment advisory fees	391,211
Distribution (12b-1) fees:
Investor Class	91,494
Administration fees	22,059
Transfer agent fees	21,860
Fund accounting fees	13,622
Trustees’ fees	9,879
Shareholder reporting expense	6,679
Legal fees	13,051
Audit fees	6,676
Compliance officer fees	10,994
Registration fees	29,504
Third party administrative servicing fees	3,116
Custody fees	1,577
Insurance expense	2,683
Other expenses	1,441
TOTAL EXPENSES	625,846

Less: Fees waived by the Adviser	(48,847)

NET EXPENSES	576,999
NET INVESTMENT INCOME	252,609

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	2,698,139
Net change in unrealized appreciation on investments	10,757,977

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,456,116

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,708,725

*	Includes withholding tax of $2,250.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020

FROM OPERATIONS
Net investment income	$252,609	$1,225,040
Net realized gain from investments	2,698,139	2,751,840
Net change in unrealized appreciation on investments	10,757,977	696,065
Net increase in net assets resulting from operations	13,708,725	4,672,945

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Investor Class	—	(4,312,082)
Advisor Class	—	(360,213)
Net decrease in net assets from distributions to shareholders	—	(4,672,295)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Investor Class	3,781,186	980,140
Advisor Class	190,540	871,672
Net asset value of shares issued in reinvestment of distributions
Investor Class	—	4,219,822
Advisor Class	—	355,869
Payments for shares redeemed
Investor Class	(5,610,511)	(11,912,286)
Advisor Class	(1,992,430)	(1,240,401)
Redemption fee proceeds
Investor Class	2,695	246
Advisor Class	188	19
Net decrease in net assets from shares of beneficial interest	(3,628,332)	(6,724,919)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	10,080,393	(6,724,269)

NET ASSETS
Beginning of Period	71,252,073	77,976,342
End of Period	$81,332,466	$71,252,073

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020

SHARE ACTIVITY - INVESTOR CLASS
Shares sold	133,527	45,937
Shares reinvested	—	171,120
Shares redeemed	(199,998)	(571,389)
Net decrease in shares of beneficial interest outstanding	(66,471)	(354,332)

SHARE ACTIVITY - ADVISOR CLASS
Shares sold	6,978	40,024
Shares reinvested	—	14,402
Shares redeemed	(69,953)	(58,442)
Net decrease in shares of beneficial interest outstanding	(62,975)	(4,016)

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2021		December 31,		December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2020		2019		2018		2017	2016
Net asset value, beginning of period	$24.87		$24.19		$20.72		$24.79		$23.27	$21.13
Activity from investment operations:
Net investment income (1)	0.09		0.42		0.30		0.25		0.32	0.29
Net realized and unrealized gain/(loss) on investments	4.77		1.99		4.93		(2.16)		3.79	3.03
Total from investment operations	4.86		2.41		5.23		(1.91)		4.11	3.32
Less distributions from:
Net investment income	—		(0.44)		(0.31)		(0.25)		(0.31)	(0.30)
Net realized gain on investments	—		(1.29)		(1.45)		(1.91)		(2.28)	(0.88)
Total distributions	—		(1.73)		(1.76)		(2.16)		(2.59)	(1.18)
Paid in capital from redemption fees (1)(4)	0.00		0.00		0.00		0.00		0.00	0.00
Net asset value, end of period	$29.73		$24.87		$24.19		$20.72		$24.79	$23.27
Total return (2)	19.54	% (7)	10.01	% (5)	25.47	% (5)	(8.10	)% (5)	17.76%	15.62%
Net assets, at end of period (000s)	$76,848		$65,936		$72,709		$68,373		$83,611	$69,119
Ratio of gross expenses to average net assets (3)	1.62	% (6)	1.68%		1.63%		1.64%		1.61%	1.64%
Ratio of net expenses to average net assets	1.49	% (6)	1.49%		1.49%		1.49%		1.50%	1.51%
Ratio of net investment income to average net assets	0.63	% (6)	1.90%		1.29%		0.98%		1.28%	1.33%
Portfolio turnover rate	0.34	% (7)	3.72%		1.78%		16.28%		22.16%	7.99%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.005 per share.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized for periods less than one full year.

(7)	Not annualized.

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	For the Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$24.92		$24.24	$20.76	$24.83	$23.30	$21.16
Activity from investment operations:
Net investment income (1)	0.12		0.46	0.36	0.31	0.38	0.35
Net realized and unrealized gain/(loss) on investments	4.79		2.01	4.94	(2.15)	3.80	3.03
Total from investment operations	4.91		2.47	5.30	(1.84)	4.18	3.38
Less distributions from:
Net investment income	—		(0.50)	(0.37)	(0.32)	(0.37)	(0.36)
Net realized gain on investments	—		(1.29)	(1.45)	(1.91)	(2.28)	(0.88)
Total distributions	—		(1.79)	(1.82)	(2.23)	(2.65)	(1.24)
Paid in capital from redemption fees (1)(4)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$29.83		$24.92	$24.24	$20.76	$24.83	$23.30
Total return (2)	19.70	% (6)	10.24%	25.78%	(7.83)%	18.05%	15.87%
Net assets, at end of period (000s)	$4,485		$5,316	$5,267	$5,033	$6,376	$2,673
Ratio of gross expenses to average net assets (3)	1.36	% (5)	1.43%	1.38%	1.39%	1.36%	1.39%
Ratio of net expenses to average net assets	1.24	% (5)	1.24%	1.24%	1.24%	1.25%	1.26%
Ratio of net investment income to average net assets	0.89	% (5)	2.09%	1.54%	1.23%	1.52%	1.59%
Portfolio turnover rate	0.34	% (6)	3.72%	1.78%	16.28%	22.16%	7.99%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.005 per share.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2021 (Unaudited)

NOTE 1 - ORGANIZATION

The Al Frank Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998, and April 30, 2006, respectively.

Advisor Class Shares are offered primarily to qualified registered investment advisers, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Fund. The Fund may also be purchased by qualified investors directly through the Fund’s Transfer Agent. Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Fund to pay any type of distribution or administration payment to any third-party. A registered investment advisor may aggregate all client accounts investing in the Fund to meet the Advisor Class Shares investment minimum.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2018 to December 31, 2020, or expected to be taken in the Fund’s December 31, 2021 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Ohio. For the years ended December 31, 2017 through December 31, 2018, the Fund’s jurisdictions included the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2021 (Unaudited)(Continued)

gains and losses are incurred. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the six months ended June 30, 2021, the Al Frank Fund assessed $2,883 in redemption fees.

E.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the fund in the Trust.

F.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3 - SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument, factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading, (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2021 (Unaudited)(Continued)

prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2021 (Unaudited)(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Fund’s assets measured at fair value:

Al Frank Fund
Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$6,008,746	$—	$—	$6,008,746
Consumer Discretionary	9,265,060	—	—	9,265,060
Consumer Staples	3,726,010	—	—	3,726,010
Energy	1,802,760	—	—	1,802,760
Financials	13,260,700	—	—	13,260,700
Health Care	8,559,328	—	—	8,559,328
Industrials	10,746,395	—	—	10,746,395
Information Technology	18,538,108	—	—	18,538,108
Materials	4,228,555	—	—	4,228,555
Real Estate	2,834,520	—	—	2,834,520
Utilities	327,880	—	—	327,880
Total Common Stocks	79,298,062	—	—	79,298,062
Short-Term Investment
Money Market Fund	2,044,358	—	—	2,044,358
Total Short-Term Investment	2,044,358	—	—	2,044,358
Total Investments	$81,342,420	$—	$—	$81,342,420

There were no Level 3 securities held in the Fund during the six months ended June 30, 2021.

NOTE 4 - INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kovitz Investment Group Partners, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (“Advisory Fees”).

For the six months ended June 30, 2021, the Adviser earned $391,211 in Advisory Fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) do not exceed 1.49% and 1.24% of the Fund’s average net assets for Investor Class and Advisor Class shares, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years only if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) would not cause the Fund to exceed the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid only if reimbursement is made within three years from the date the fees and expenses were initially waived or reimbursed. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2021, the Adviser waived its fees in the amount of $48,847.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

12/31/2021	12/31/2022	12/31/2023
$133,701	$105,460	$120,036

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2021 (Unaudited)(Continued)

During the year ended December 31, 2020, $85,266 of previously waived fees expired unrecouped.

Distributor- The distributor for the Fund is Northern Lights Distributors LLC (the “Distributor”) and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Investor Class shares (the “Investor Class Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Investor Class Plan, the Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of the Fund’s Investor Class shares. The Fund pays the Distributor to provide compensation for ongoing distribution -related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2021, the Al Frank Fund Investor Class shares incurred 12b-1 fees of $91,494. For the six months ended June 30, 2021, the Al Frank Fund Investor Class shares paid the Distributor underwriting fees of $0.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Fund was $258,902 and $4,109,230, respectively.

NOTE 6 - AGGREGATE UNREALIZED APPRECIATION & DEPRECIATION – TAX BASIS

Cost for Federal Tax purposes	$36,990,195

Unrealized Appreciation	$44,538,937
Unrealized Depreciation	(186,712)
Tax Net Unrealized Appreciation	$44,352,225

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2020	December 31, 2019
Ordinary Income	$1,350,709	$965,823
Long-Term Capital Gain	3,321,586	4,452,403
	$4,672,295	$5,418,226

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2021 (Unaudited)(Continued)

As of December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	Appreciation	Earnings
$17,950	$520,770	$—	$—	$—	$33,594,248	$34,132,968

The difference between book basis and tax basis undistributed net investment income and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Al Frank Fund
EXPENSE EXAMPLES at June 30, 2021 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/21 – 6/30/21).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively. Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

			Expenses Paid	Expense Ratio
	Beginning Account	Ending Account	During Period *	During Period **
Actual	Value 1/1/2021	Value 6/30/2021	1/1/21-6/30/21	1/1/21-6/30/21
Al Frank Fund
Investor Class	$1,000.00	$1,195.40	$8.11	1.49%
Advisor Class	1,000.00	1,197.00	6.75	1.24%
Hypothetical (5% return before Expenses)
Al Frank Fund
Investor Class	$1,000.00	$1,017.41	$7.45	1.49%
Advisor Class	1,000.00	1,018.65	6.21	1.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized

Al Frank Fund
SUPPLEMENTAL INFORMATION at June 30, 2021 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 14, 2020, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement between Kovitz Investment Group Partners, LLC (“Kovitz”) and the Trust on behalf of the Al Frank Fund (the “Kovitz Advisory Agreement”)

Based on their evaluation of the information provided by Kovitz, in conjunction with the Al Frank Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement with respect to the Al Frank Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Kovitz Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Kovitz Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Kovitz Advisory Agreement and comparative information relating to the advisory fee and other expenses of the AL Frank Fund. The materials also included due diligence materials relating to Kovitz (including due diligence questionnaires completed by Kovitz, select financial information of Kovitz, bibliographic information regarding Kovitz’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Kovitz Advisory Agreements with respect to the AL Frank Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Kovitz Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Kovitz Advisory Agreement. In considering the approval of the Kovitz Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Kovitz related to the proposed renewal of the Kovitz Advisory Agreement, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for the Al Frank Fund, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of Kovitz’s compliance infrastructure and the experience of its investment advisory personnel. The Board noted that Kovitz was an experienced investment adviser with seasoned senior management and that the performance of the Al Frank Fund supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of Kovitz with respect to a series of important questions, including: whether Kovitz was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to the Al Frank Fund; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Kovitz’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under Kovitz’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with the Al Frank Fund’s investment limitations and discussed Kovitz’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Kovitz’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Kovitz’s representation that the prospectus and statement of additional information for the Al Frank Fund accurately describe the investment strategies of the Al Frank Fund. The Board then reviewed the capitalization of Kovitz based on financial information provided by and representations made by Kovitz and its representatives and concluded that Kovitz was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the Al Frank Fund. The Board concluded that Kovitz had

Al Frank Fund
SUPPLEMENTAL INFORMATION at June 30, 2021 (Unaudited)(Continued)

sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Kovitz Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by Kovitz to the Al Frank Fund were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended August 31, 2020 for the Al Frank Fund. The Board noted the Al Frank Fund outperformed its peer group and Morningstar category, but underperformed its benchmark for the one, three and five year periods and outperformed its peer group, Morningstar category and benchmark for the since inception period. The Board further noted the Al Frank Fund was the only fund in its peer group and Morningstar category to outperform the S&P 500 Index since 1998. After further discussion, the Board concluded that the performance of the Al Frank Fund was acceptable.

Fees and Expenses. As to the costs of the services provided by Kovitz, the Board reviewed and discussed the advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Reports. The Board noted that the 1.00% advisory fee was at or near the high end of its Morningstar category and peer group although it was not the highest in the Morningstar category. The Board noted that the Al Frank Fund’s higher net expense ratio may be explained by relatively lower asset levels than some of its peers and less ability to benefit from economies of scale.

The Board then reviewed the contractual arrangements for the Al Frank Fund, which stated that Kovitz had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2022, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.49% and 1.24% of the Al Frank Fund’s average net assets for Investor Class and Advisor Class shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that based on Kovitz’s experience, expertise and services provided to the Al Frank Fund, the advisory fee charged by Kovitz although at the high end of the Al Frank Fund’s peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Kovitz with respect to the Al Frank Fund based on profitability reports and profitability analyses provided by Kovitz. The Board also reviewed the selected financial information of Kovitz provided by Kovitz. After review and discussion, the Board concluded that the anticipated profit from Kovitz’s relationship with the Al Frank Fund was not excessive.

Economies of Scale. As to the extent to which the Al Frank Fund would realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Al Frank Fund, Kovitz’s expectations for growth of the Al Frank Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Kovitz Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Kovitz as the Trustees believed to be reasonably necessary to evaluate the terms of the Kovitz Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Kovitz Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the Kovitz Advisory Agreement is not unreasonable; and (c) the Kovitz Advisory Agreement is in the best interests of the Al Frank Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Kovitz Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Advisor

Kovitz Investment Group Partners, LLC

71 S Wacker Dr., Suite 1860

Chicago, IL 60606

alfrankfunds.com

Distributor

Northern Lights Distributors, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Transfer Agent

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-263-6443 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Fund’s web site contains resources for both current and potential shareholders, including:

●    Performance through the most recent quarter and month-end

●    Applications, including new account forms, IRA and IRA transfer forms

●    Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Al Frank-SAR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/3/21

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	9/3/21